Makefield Managed Futures Strategy Fund
FUND SUMMARY
Investment Objectives:

The Fund seeks to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility experienced by the S&P 500 Index.

A secondary objective is to maintain a relatively low correlation to stock and bond market returns.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Makefield Managed Futures Strategy Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a % of amount redeemed if sold within 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Makefield Managed Futures Strategy Fund		Class A	Class C
Management Fees		1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	2.25%	2.25%
Acquired Fund Fees and Expenses	[2]	0.14%	0.14%
Total Annual Fund Operating Expenses		4.14%	4.89%
Fee Waiver and/or Reimbursement	[3]	(2.00%)	(2.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.14%	2.89%
[1]	"Other Expenses " have been estimated and restated,
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the Fund's direct operating expenses and expenses of the Fund's Subsidiary.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.00% and 2.75% of the daily average net assets attributable to each of the Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Makefield Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	780	1,589	2,413	4,535
Class C	292	1,292	2,294	4,808

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by employing dual-strategy diversification through two distinct and complementary strategies:

• "Managed Futures" Strategy and

• "Fixed Income" Strategy

The Fund's adviser believes that, based upon its research on the benefits of diversification, these strategies will produce returns with less volatility than the S&P 500 Index and with relatively low correlation to stock and bond market returns. The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, fixed income and equity indices. The Fund's exposure to the derivative investments is achieved primarily by investing in securities of limited partnerships, limited liability companies, and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") as well as swap contracts and structured notes. Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which is tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Underlying Funds use derivatives primarily as substitutes for the asset they represent. Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies. The Fund's adviser selects swap counterparties rated "A" or higher by Moody's, S&P, Fitch, or if unrated, determined by the adviser to be of similar quality. The Fund does not invest more than 25% of fund assets in derivative contracts with any one counterparty. Managed Futures sub-strategies include investment styles such as (i) trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities, (v) counter-trend or mean reversion strategies and (vi) pattern-recognition or machine learning technologies. Managed Futures strategy investments will be made without restriction as to an Underlying Fund's country or currency.

Adviser's Managed Futures Investment Process

The adviser's investment process consists of an ongoing 6-step process. It is a multi-disciplinary approach designed to identify Underlying Funds by assessing their managers, strategies and historical record of producing positive "alpha" (non-market-direction-related returns that are attributable to astute individual investment selection) and then tactically allocating Fund assets to these Underlying Funds based on set policy decision rules. Risk management is an important focus of the portfolio design process and is monitored on multiple levels. Underlying Fund strategies are combined to attempt to reduce volatility and maximize risk-adjusted performance. An overview of the adviser's investment process is as follows:

1. Determine the overall asset allocation to Underlying Fund managed futures sub-strategies based on quantitative and qualitative factors.

2. Research and select liquid Underlying Funds within specific managed futures sub-strategies that the adviser believes will outperform other Underlying Funds within a sub-strategy.

3. Evaluate the Underlying Fund's manager's investment strategies and internal controls using both internal and external information sources.

4. Select Underlying Funds to attempt to achieve low correlation between strategies and minimize losses.

5. Tactically adjust asset allocation following gains and/or to enhance risk-adjusted expected performance.

6. Ongoing monitoring of portfolio.

The adviser will invest in swap contracts and structured notes that have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds when the adviser believes these substitutes for Underlying Funds have a higher expected return, lower volatility or both.

Adviser's Fixed Income Strategy Investment Process

The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation. The Fixed Income strategy maintains an average maturity range of less than one year (short-term) to 4-7 years (intermediate term). The Fixed Income strategy invests primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or, if, unrated determined by the adviser to be of comparable quality. Individual fixed income securities are selected without restriction as to maturity, issuer country or type of issuer.

The Fund seeks to achieve its investment objective primarily by diversifying investments among and within asset classes (managed futures and fixed income) that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general.

The fund seeks exposure to derivative contracts in a manner consistent with a Managed Futures strategy. The Fund will invest in swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. The Fund's investments will be composed primarily of securities

The adviser sells securities when a price target is met, if a fixed income issuer's credit quality deteriorates, expected return has declined, or to re-allocate Fund assets between fixed income and managed futures strategies or to more attractive investments within each strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and swaps as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: The Fund's direct use of swaps and indirect use of other derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk. Option positions may expire worthless exposing the Fund to potentially significant losses.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Short Position Risk: The Fund will incur a loss as a result of a short position in currencies, commodities or financial indices if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund's adviser believes the Fund is appropriate for investors who seek absolute returns with low correlation to traditional stock and bond investments.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-296-8992 or visiting www.makefieldfunds.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	2nd Quarter 2012	0.96%
Worst Quarter:	4th Quarter 2012	(3.48)%
The total return for Class A shares from January 1, 2013 to June 30, 2013 was (3.43)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Makefield Managed Futures Strategy Fund		Label	1 Year	Since Inception		Inception Date
Class A		Return before taxes	(10.80%)	(10.03%)		Jul. 01, 2011
Class A Return After Taxes on Distributions			(10.81%)	(10.03%)
Class A Return After Taxes on Distributions and Sales			(7.01%)	(8.49%)
Class C		Return before taxes	(5.83%)	(6.45%)	[1]	Nov. 01, 2011
Standard & Poor's 500 Index	[2]		16.00%	6.63%
[1]	Inception date for Class C shares was November 1, 2011
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, the S&P 500 Index does not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).